Significant accounting policies - Other (Details)	3 Months Ended
	Mar. 31, 2018 USD ($) item	Jan. 02, 2018 USD ($)
Significant accounting policies
Ifrs Cumulative Effect Of New Accounting Principle In Period Of Adoption		$ 27,100,000
Number of equity investments accounted for at cost | item	1
Carrying value	$ 4,000,000
Number of loan receivable carried at amortized cost | item	1
Loan receivable at amortized cost	$ 30,100,000
Impairment loss recognized	$ 0